Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Related Parties
27)	RELATED PARTIES
All significant balances and transactions between the entities that constitute Cemex have been eliminated in the preparation of the consolidated financial statements. These balances with related parties resulted primarily from: (i) the sale and purchase of goods and services between group entities; (ii) the sale and/or acquisition of subsidiaries’ shares within Cemex; (iii) the invoicing of administrative services, rentals, trademarks and commercial name rights, royalties and other services rendered between group entities; and (iv) loans between related parties. When market prices and/or market conditions are not readily available, Cemex conducts transfer pricing studies in the countries in which it operates to comply with regulations applicable to transactions between related parties.
The definition of related parties includes entities or individuals outside Cemex, who may take advantage of being in a privileged situation due to their relationship with Cemex. Likewise, this applies to cases where Cemex may take advantage of such relationships and benefit from its financial position or operating results.
For the years ended December 31, 2025, 2024 and 2023, in the ordinary course of business, Cemex enters into transactions with related parties for the sale and/or purchase of products, the sale and/or purchase of services or the lease of assets, all of which are not significant for Cemex and, except for the transaction mentioned below, to the best of Cemex’s knowledge, are not significant to the related party, are incurred for non-significant
amounts for Cemex and are executed under conditions following the same authorizations applied to other third parties. These identified transactions, which involved members of the Parent Company’s Board of Directors, members of Cemex’s Executive Committee and other members of senior management, as applicable, are reviewed by Cemex’s CEO, the Parent Company’s Board of Directors Corporate Practices and Finance Committee and approved or ratified at least annually by the Parent Company’s Board of Directors, as per Cemex’s applicable policies on conflicts of interest and related person transactions. These transactions with related parties also include transactions with subsidiaries with significant non-controlling
interests, such as TCL and Caribbean Cement Company Limited; with other companies in which Cemex has a non-controlling
position, such Lehigh White Cement Company; with companies in which the Parent Company’s Board of Director members or Cemex’s Senior Management or employees are members of such company’s board of directors, like GCC, Banco Santander de Negocios de México, S.A. de C.V. and affiliates, Grupo ICA, S.A. de C.V. and affiliates, FEMSA, S.A.B. de C.V., Carza, S.A.P.I. de C.V. and related companies, Nemak, S.A.B. de C.V., NEG Natural, S.A. de C.V., Banco Mercantil del Norte, S.A. and affiliates, BBVA México S.A. and affiliates, Smurfit Westrock Group PLC, Productora de Papel S.A. de C.V., Finsa Real Estate Management III, S. de R.L. de C.V; and with companies at which members of Cemex’s Executive Committee have family members such as Cementos Españoles de Bombeo, S. de R.L., HSBC México, S.A. and affiliates and the firm McKinsey & Company Inc. México, S.C. and affiliates, among others.
For Cemex, none of these transactions executed in 2025 are material to be disclosed separately. In addition, during the same periods, no member of Cemex, S.A.B. de C.V.’s senior management or Board of Directors had any outstanding loans with Cemex.
For the years 2025, 2024 and 2023, the aggregate compensation paid to members of Cemex, S.A.B. de C.V.’s Board of Directors, including alternate directors, and Cemex’s senior management was $56, $48 and $71, respectively. Of these amounts, $29 in 2025, $31 in 2024, $24 in 2023, were paid as base compensation plus performance bonuses, including pension and post-employment benefits. In addition, $27 in 2025, $17 in 2024 and $47 in 2023 of the aggregate amounts in each year corresponded to allocations of ADSs under Cemex’s executive share-based compensation programs.